Share-based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based Compensation	Share-based Compensation
As of December 31, 2022 the Company had the following share-based compensation arrangements:
a.Restricted Founder Shares (as defined below) – created in April 2021 by MoonLake AG;
b.The Employee Share Participation Plan (“ESPP”) – created in July 2021 by MoonLake AG;
c.The Employee Stock Option Plan (“ESOP”) – created in July 2021 by MoonLake AG;
d.MoonLake Immunotherapeutics 2022 Equity Incentive Plan – created in April 2022 by MoonLake Immunotherapeutics.
The purpose of the arrangements is to attract and retain the best available personnel and to provide participants with additional incentive to increase their efforts on behalf and in the best interest of the Company and its subsidiaries.
As a result of the Business Combination, the Company has adjusted the share numbers related to the Restricted Founder Shares and Common Shares (under the ESPP and ESOP) prior to the Business Combination by the Exchange Ratio. The assumptions used in the valuation of the awards granted prior to Closing of the Business Combination have not been adjusted. The reference to “Common Shares” in this Note 14 refers to shares in MoonLake AG.
MoonLake AG's compensation plans are settled with Common Shares, and with a number of Class C Ordinary Shares determined multiplying the Common Shares by the Exchange Ratio. The owners of Common Shares have the right to exchange their Common Shares for a number of Class A Ordinary Shares derived using the Exchange Ratio. In the event MoonLake AG shareholders elect to exchange their Common Shares, such MoonLake AG shareholder forfeits a number of Class C Ordinary Shares equal to the number of Class A Ordinary Shares issued (please see Note 12 — Shareholders’ Equity (Deficit) - Class C Ordinary Shares).
For the year ended December 31, 2022, the Company has recognized an increase in equity in the consolidated balance sheet, and share-based compensation expense in the consolidated statement of operations of $9.7 million. The share-based compensation expense was driven by the following share-based compensation plans and programs:

Compensation Plan	Year Ended December 31, 2022	For the Period from March 10, 2021 to December 31, 2021
MoonLake AG Restricted Founder Shares	$4,840,608	$8,837,092
ESPP	3,910,076	148,835
ESOP	539,713	66,982
MoonLake Immunotherapeutics 2022 Equity Incentive Plan	364,381	—
Total share-based compensation expense[1]	$9,654,778	$9,052,909
Of which: included in R&D expense	954,379	72,183
Of which: included in G&A expense	8,700,399	8,980,726
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(1)In order to acquire the in-licensing agreement, the Company transferred to Merck KGaA, Darmstadt, Germany on April 28, 2021: (i) a cash consideration of $25.0 million; and (ii) an equity consideration of 99,000 Common Shares (the equivalent of 3,330,231 Class C Ordinary Shares) for a total payment of $1. The fair value of the equity consideration of $4,851,000 was recorded as share-based portion for the in-licensing agreement for the IPR&D asset (“In-licensing Agreement”) and does not belong to any compensation plan.
As of December 31, 2022, 22,756 treasury shares (the equivalent of 765,482 Class C Ordinary Shares) and 14,596 Common Shares (the equivalent of 490,990 Class C Ordinary Shares) issuable from the authorized conditional capital shares remain available for future grants under the ESPP and the ESOP by MoonLake AG.
MoonLake AG - Restricted Founder Shares
On April 28, 2021, the shareholders’ agreement between the co-founders, the Series A investors and MoonLake AG imposed a reverse vesting condition on 90% of the total 110,000 Common Shares (the equivalent of 3,700,257 Class C Ordinary Shares) held by each of the three co-founders. Therefore, 99,000 Common Shares (the equivalent of 3,330,231 Class C Ordinary Shares) held by each of the co-founders were subject to these restrictions and considered unvested (the “Restricted Founder Shares”). The Restricted Founder Shares vest on the 28th of each month at a rate of 4.166% over a period of two years until April 28, 2023. If, before the end of the vesting period, the contractual relationship of the relevant co-founders is terminated, MoonLake AG in first priority, or any third party designated by it, and the other shareholders in second priority pro rata to their shareholdings, shall have an option to purchase all or a pro rata portion of the leaver shares that are unvested on the day the termination becomes effective at nominal value of CHF 0.10 (equivalent of $0.0001) per share.
The assumptions used in the valuation of the Restricted Founder Shares awarded are summarized below:

Grant date	4/28/2021
Estimated fair value per share of Restricted Founder Shares on the grant date ($) (1)	49
Estimated fair value of Restricted Founder Shares on the resignation date of one of the co-founders of MoonLake AG ($) (2)	336.39
Purchase price (CHF)	0.10
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(1)MoonLake AG estimated the fair value of the Restricted Founder Shares with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer to Note 9 of the audited consolidated financial statements for the period ended December 31, 2021).
(2)MoonLake AG estimated the fair value of the Restricted Founder Shares at co-founder’s resignation date by dividing the Company Enterprise Value ($360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).

Grants awarded	Restricted Founder Shares
Program
Awards outstanding at March 10, 2021 (Inception)	—
Awards granted for the period from March 10, 2021 to December 31, 2021	9,990,694
Repurchase of Common Shares following the resignation of a co-founder	(1,942,837)
Awards vested for the period from March 10, 2021 to December 31, 2021	(3,607,548)
Awards outstanding at January 1, 2022	4,440,309
Awards vested for the year ended December 31, 2022	(3,330,231)
Awards outstanding at December 31, 2022	1,110,078
As of December 31, 2022, MoonLake AG had $1.6 million of total unrecognized compensation expense related to the Restricted Founder Shares that will be recognized by April 28, 2023 with a monthly compensation expense of $403,361.
Employee Share Participation Plan (ESPP) 2021-2025 - MoonLake AG
The ESPP grants will vest 25% on each anniversary of the grant date. In the event of a termination of contractual relationship between the Company and the entitled employee, the awards can be deemed forfeited by MoonLake AG if certain conditions are met. Awards feature an accelerated vesting condition linked to a “Change of Control”, defined as any transfer of shares that results in the proposed acquirer holding more than 50% of the then issued share capital of MoonLake AG or the Company, as the case may be, where the grants will be deemed fully vested on the earlier of (i) 12 months (or such shorter period determined by the board of directors) after the occurrence of a “change of control” or (ii) the date after the occurrence of the change of control on which a termination notice is served to the participant by MoonLake AG (other than a bad leaver termination, described below) or by the participant for good cause (as defined under Swiss law or any other applicable foreign law). For awards made after September 30, 2021, the Closing of the Business Combination between MoonLake AG and Helix does not qualify as a Change of Control.
The assumptions used in the valuation of the grants awarded under the ESPP for the period from March 10, 2021 to December 31, 2021, and for the year ended December 31, 2022 are summarized below:

Assumptions for the awards issued for the period from March 10, 2021 to December 31, 2021
Grant date	7/27/2021 & 9/9/2021
Estimated fair value per share of Common Shares on the grant date ($) (1)	49
Purchase price (CHF)	0.10
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(1)The Company estimated the fair value of the Common Shares with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9 of the financial statements for the Period from March 10, 2021 to December 31, 2021)

Grant date	10/25/21
Estimated fair value per share of Common Shares on the grant date ($) (2)	336.39
Purchase price (CHF)	0.10
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(2)The Company estimated the fair value of the Common Shares by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).

Assumptions for the awards issued during the year ended December 31, 2022
Grant date	01/18/2022
Estimated fair value per share of Common Shares on the grant date ($) (1)	336.39
Purchase price (CHF)	0.10
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(1)MoonLake AG estimated the fair value of the Common Shares by dividing the Company Enterprise Value ($360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).

Grants awarded
Program	ESPP
Awards outstanding at March 10, 2021 (Inception)	—
Awards granted for the period from March 10, 2021 to December 31, 2021	1,060,561
Awards outstanding at January 1, 2022	1,060,561
Awards granted for the three months ended March 31, 2022	1,177,354
Awards outstanding at March 31, 2022	2,237,915
Awards granted for the three months ended June 30, 2022	—
Awards granted for the year ended December 31, 2022	1,177,354
Awards outstanding at December 31, 2022	2,237,915
Awards vested at December 31, 2022	307,794
As of December 31, 2022, MoonLake AG had $9.5 million of total unrecognized compensation expense related to the ESPP that will be recognized over the weighted average period of 1.77 years.
Employee Stock Option Plan (ESOP) 2021-2025 - MoonLake AG
The ESOP grants will vest 25% on each anniversary of the grant date. In the event of a termination of contractual relationship between the Company and the entitled employee, options can be deemed forfeited by MoonLake AG if certain conditions are met. Awards feature an accelerated vesting condition linked to a “Change of Control”, defined as any transfer of shares that results in the proposed acquirer holding more than 50% of the then issued share capital of MoonLake AG or the Company, as the case may be, where the grants will be deemed fully vested on the earlier of (i) 12 months (or such shorter period determined by the board of directors) after the occurrence of a “change of control” or (ii) the date after the occurrence of the change of control on which a termination notice is served to the participant by MoonLake AG (other than a bad leaver termination, described below) or by the participant for good cause (as defined under Swiss law or any other applicable foreign law). For awards made after September 30, 2021, the Closing of the Business Combination between MoonLake AG and Helix does not qualify as a Change of Control.

Assumptions for the awards issued for the period from March 10, 2021 to December 31, 2021
Grant date	9/9/2021
Estimated fair value of the option on the grant date using Black-Scholes model (USD)(1)	32.93
Exercise price (CHF)	43.80
Expected term of the award on the grant date (years) (2)	6
Expected volatility of the share price (3)	75%
Risk-free interest rate (4)	1%
Expected dividend rate	—

Grant date	10/25/2021
Estimated fair value of the option on the grant date using Black-Scholes model (USD)(5)	336.30
Exercise price (CHF)	0.10
Expected term of the award on the grant date (years) (2)	6
Expected volatility of the share price (3)	75%
Risk-free interest rate (4)	1%
Expected dividend rate	—
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(1)The Company assumed a fair value per Common Share of USD 49 when estimating the fair value of the option. The fair value per Common Share was determined with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9 of the financial statements for the Period from March 30, 2021 to December 31, 2021).
(2)The expected term represents the period that share-based awards are expected to be outstanding.
(3)The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.
(4)The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected term.
(5)The Company estimated the fair value of the Common Shares by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196)

Weighted average assumptions for the awards issued during the year ended December 31, 2022
Grant dates	5/1/2022, 6/22/2022
Estimated fair value of the option on the grant date using Black-Scholes model ($) (1)	172.57
Exercise price (CHF)	27.25
Expected term of the award on the grant date (years) (2)	6
Expected volatility of the share price (3)	0.75
Risk-free interest rate (4)	3%
Expected dividend rate	0
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(1)MoonLake AG estimated the fair value of the Common Shares multiplying the MoonLake Immunotherapeutics closing date trading share price on the grant date by the Exchange Ratio.
(2)The expected term represents the period that share-based awards are expected to be outstanding.
(3)The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.
(4)The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected term.

Grants awarded
Program	ESOP
Awards outstanding at March 10, 2021 (Inception)	—
Awards granted for the period from March 10, 2021 to December 31, 2021	224,033
Awards outstanding at January 1, 2022	224,033
Awards granted for the year ended December 31, 2022	242,736
Awards outstanding at December 31, 2022	466,769
Awards exercisable at December 31, 2022	55,941
As of December 31, 2022, MoonLake AG had $1.8 million of total unrecognized compensation expense related to the ESOP that will be recognized over the weighted average period of 2.64 years.
MoonLake Immunotherapeutics 2022 Equity Incentive Plan
On April 5, 2022 (the “Effective Date”) the Company created the “MoonLake Immunotherapeutics 2022 Equity Incentive Plan” (the “Equity Incentive Plan”) to promote and closely align the interests of employees, officers, non-employee directors and other service providers of MoonLake Immunotherapeutics and its shareholders by providing share-based compensation and other performance-based compensation.
The Equity Incentive Plan provides for the grant of options, stock appreciation rights, restricted stock units, restricted stock and other share-based awards and for incentive bonuses, which may be paid in cash, Common Shares or a combination thereof, as determined by the compensation committee of the board of directors or such other committee as designated by the board of directors to administer the Equity Incentive Plan. The Equity Incentive Plan shall remain available for the grant of awards until the 10th anniversary of the Effective Date.
On April 6, 2022, the Company granted 180,000 options under the Equity Incentive Plan, each option representing the right to acquire one Class A Ordinary Share, par value $0.0001 per share, of MoonLake. The options will vest one-third on each April 6, 2023, April 6, 2024 and April 6, 2025.
During the year ended December 31, 2022, no other grants were awarded under the Equity Incentive Plan.

Grant date	4/6/2022
Estimated fair value of the option on the grant date using Black-Scholes model ($)	8.25
Exercise price ($)	12.25
Expected term of the award on the grant date (years)	6
Expected volatility of the share price	75%
Risk-free interest rate	3%
Expected dividend rate	-

Grants awarded	MoonLake Immunotherapeutics 2022 Equity Incentive Plan
Program
Awards outstanding at January 1, 2022	—
Awards granted for the year ended December 31, 2022	180,000
Awards outstanding at December 31, 2022	180,000
Awards exercisable at December 31, 2022	—
As of December 31, 2022, the Company had $1.1 million of total unrecognized compensation expense related to the Equity Incentive Plan that will be recognized over the weighted average period of 2.27 years.